Taxes (Tables)	12 Months Ended
Jul. 31, 2025
Taxes [Abstract]
Schedule of Components of the Income Tax Provision

The components of the income tax provision are as follows:

	For the Years ended July 31,
	2025	2024	2023
Current tax provision
Outside of Japan	$65,998	$480,272	$—
Inside of Japan	3,734	3,551	26,708
	69,732	483,823	26,708
Deferred tax provision (benefit)
Outside of Japan	853,825	177,877	—
Inside of Japan	(346,791)	1,556,888	1,811,466
	507,034	1,734,765	1,811,466

Total income tax provision	$576,766	$2,218,588	$1,838,174

Schedule of Deferred Tax Assets, Net and Deferred Tax Liabilities

Deferred tax assets, net and deferred tax liabilities are composed of the following:

	As of July 31,
	2025	2024
Deferred tax assets:
Fixed assets depreciation adjustment	$85,190	$60,939
Software depreciation adjustment	51,958	—
Amortization of investment in films and TV series	165,146	—
Accrued business establishment tax	—	9,416
Accrued asset retirement obligation	56,735	46,299
Operating lease liabilities	1,555,157	1,439,873
Net operating loss	357,947	396,100
Total deferred tax assets	2,272,133	1,952,627
Valuation allowance	(49,909)	(56,911)
Total deferred tax assets, net of valuation allowance	2,222,224	1,895,716
Net off with deferred tax liabilities	(2,173,157)	(1,889,770)
Deferred tax assets, net	$49,067	$5,946
	As of July 31,
	2025	2024
Deferred tax liabilities
Advance to game developers	$3,782,403	$4,710,051
Prepaid royalties and prepaid expenses	1,373,710	1,456,466
Right-of-use assets	1,534,321	1,387,849
Realized contingent gains	1,607,769	—
Foreign interest	83,115	—
Total deferred tax liabilities	8,381,318	7,554,366
Net off with deferred tax assets	(2,173,157)	(1,889,770)
Deferred tax liabilities, net	$6,208,161	$5,664,596

Schedule of Movement of the Valuation Allowance

Movement of the valuation allowance:

	For the Years ended July 31,
	2025	2024
Beginning balance	$56,911	$—
Current year addition	—	58,230
Current year reversal	(11,560)	—
Exchange difference	4,558	(1,319)
Ending balance	$49,909	$56,911

Schedule of Reconciles the Japan Statutory Rates to the Group’s Effective Tax Rate

The following table reconciles the Japan statutory rates to the Group’s effective tax rate for the years ended July 31, 2025, 2024 and 2023:

	For the Years ended July 31,
	2025	2024	2023
Japan statutory income tax rate	34.59%	34.59%	34.59%
Tax rate difference in non-Japan subsidiaries	(21.72)%	(6.82)%	—%
Non-deductible expenses	0.06%	—%	0.51%
Change in valuation allowance	0.16%	(0.70)%	—%
Effective tax rate	13.09%	27.07%	35.10%

Schedule of Taxes Payable	Taxes payable consist of the following:
	As of July 31,
	2025	2024
Income tax payable	$52,758	$478,319
Consumption tax payable in Japan	240,724	332,397
Total tax payable	$293,482	$810,716